[logo] PIONEER Investments(R)






                                        April 3, 2008



VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
File Desk 100 F. Street, N.E.
Washington, DC  20549

        Re:  Pioneer Small Cap Value Fund (the "Fund")
                (File Nos. 333-18639 and 811-07985)
                CIK No. 0001025187

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and Statements of Additional Information relating to the offering of the Fund's Class A, B and C shares, Class R shares, and Class Y shares, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 23 to the Fund's registration statement on Form N-1A, filed electronically with the Commission on March 27, 2008 (Accession No. 0001025187-08-000003).

        If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

                                        Very truly yours,



                                        /s/ Kate Alexander
                                            Kate Alexander
                                            Legal Product Manager

cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820

"Member of the UniCredito Italiano Banking Group, Register of Banking Groups."